Notes Payable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable [Abstract]
Schedule of notes payable
	June 30, 2021	December 31, 2020

Paycheck Protection Program Loan #1	$-	$485,760
Paycheck Protection Program Loan #2	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	4,632	7,526
Notes Payable, Net	$490,392	$493,286
Notes Payable, current portion,	$4,632	$5,947
Notes Payable, net of current portion	485,760	487,339
	$490,392	$493,286

	December 31, 2020	December 31, 2019
Senior Unsecured Note	$-	$2,000,000
Paycheck Protection Program	485,760	-
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	7,526	12,866
Total Principal Outstanding	$493,286	$2,012,866
Unamortized Deferred Debt Discount	-	(26,722)
Unamortized Deferred Debt Issuance Costs	-	(9,866)
Notes Payable, Net	$493,286	$1,976,278
Notes Payable, current portion, net of discounts and current portion	$5,947	$5,341
Notes Payable, net of discounts and current portion	487,339	1,970,937
	$493,286	$1,976,278

Schedule of notes payable and related discounts
	Principal Balance	Debt Discounts	Debt Issuance Costs	Total
Balance at January 1, 2019	$2,000,000	$(39,466)	$(106,886)	$1,853,648
Proceeds	16,510	-	-	16,510
Payments	(3,644)	-	-	(3,644)
Amortization	-	29,600	80,164	109,764
Balance at December 31, 2019	2,012,866	(9,866)	(26,722)	1,976,278
Proceeds	485,760	-	-	485,760
Payments	(5,340)	-	-	(5,340)
Conversion of note payable to convertible notes payable	(2,000,000)	-	-	(2,000,000)
Amortization	-	9,866	26,722	36,588
Balance at December 31, 2020	$493,286	$-	$-	$493,286

Schedule of future maturities of notes payable
2021	$5,947
2022	487,339
$493,286